MATERIAL ACCOUNTING POLICY INFORMATION - Property, Plant, and Equipment (Details)	12 Months Ended
Dec. 31, 2025 yr
Dams [Member] | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	115
Penstocks [Member] | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	100
Powerhouses [Member] | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	115
Hydroelectric Generating Units [Member] | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	115
Wind Generating Units [Member] | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	35
Solar Generating units [Member] | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	35
Cogeneration Units [Member] | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	40
Other assets [member] | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	60
Buildings [member] | Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	60
Buildings [member] | Real Estate1 [Member] | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	2
Buildings [member] | Real Estate1 [Member] | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	50
Buildings [member] | Private Equity
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	50
Transmission stations, towers and related fixtures [Member] | Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	50
Leasehold improvements [member] | Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	50
Leasehold improvements [member] | Private Equity
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	40
Plant and equipment [Member] | Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	60
Network Systems [Member] | Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	60
7948 Services, Racing, Including Track Operation | Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	40
District energy systems [Member] | Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	20
486990 All Other Pipeline Transportation | Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	80
Land improvements [Member] | Real Estate1 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	15
Equipment, and fixtures improvements [Member] | Real Estate1 [Member] | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	1
Equipment, and fixtures improvements [Member] | Real Estate1 [Member] | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	20
Machinery And Equipment1 [Member] | Private Equity
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	25
Ships [member] | Private Equity
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	35
Battery Energy Storage Systems | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	30